CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 IDR (Rp) Rp / shares	Dec. 31, 2019 IDR (Rp) Rp / shares	Dec. 31, 2018 IDR (Rp) Rp / shares
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
REVENUES	$ 9,712	Rp 136,447	Rp 135,557	Rp 130,788
COST AND EXPENSES
Operation, maintenance, and telecommunication service expenses	(2,461)	(34,575)	(37,453)	(43,893)
Depreciation and amortization	(2,059)	(28,925)	(27,204)	(21,442)
Personnel expenses	(1,024)	(14,390)	(13,012)	(13,178)
General and administrative expenses	(467)	(6,564)	(6,207)	(6,594)
Interconnection expenses	(385)	(5,406)	(5,077)	(4,283)
Marketing expenses	(248)	(3,482)	(3,416)	(4,001)
Gains (losses) on foreign exchange - net	(6)	(86)	(89)	71
Other income - net	66	939	895	1,065
OPERATING PROFIT	3,128	43,958	43,994	38,533
Finance income	57	800	1,095	1,014
Finance cost	(328)	(4,602)	(5,452)	(3,523)
Share of gain (loss) of long term investment in associates - net	(17)	(246)	(166)	53
Impairment of long term investment in associates	(54)	(763)	(1,172)
Profit before income tax	2,786	39,147	38,299	36,077
INCOME TAX (EXPENSE) BENEFIT
Current	(697)	(9,798)	(10,619)	(9,432)
Deferred	38	541	180	66
Net Income Tax Expense	(659)	(9,257)	(10,439)	(9,366)
Profit for the year	2,127	29,890	27,860	26,711
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Foreign currency translation	1	11	(105)	148
Net gain (loss) on available-for-sale financial assets	0	3	9
Share of other comprehensive income of long term investment in associates	0	1	16	(14)
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods:
Defined benefit actuarial gain (loss) - net	(256)	(3,596)	(2,109)	4,820
Other comprehensive income (losses) - net	(255)	(3,581)	(2,189)	4,954
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	1,872	26,309	25,671	31,665
Profit for the year attributable to:
Owners of the parent company	1,498	21,052	19,068	17,802
Non-controlling interests	629	8,838	8,792	8,909
Profit for the year	2,127	29,890	27,860	26,711
Total comprehensive income for the year attributable to:
Owners of the parent company	1,270	17,840	17,029	22,631
Non-controlling interests	602	8,469	8,642	9,034
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 1,872	Rp 26,309	Rp 25,671	Rp 31,665
BASIC AND DILUTED EARNING PER SHARE (in full amount)
Profit per share | (per share)	$ 0.02	Rp 212.51	Rp 192.49	Rp 179.71
Profit per ADS (100 Series B shares per ADS) | (per share)	$ 1.51	Rp 21,251.29	Rp 19,248.51	Rp 17,970.52